Restructuring Plans - Schedule of Activity and Accrual Balances for the Restructuring Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 160,081	$ 27,054	$ 119,101
2023 Plan
Restructuring Reserve [Roll Forward]
Beginning balance	51,061	64,379
Restructuring charges	52,997	27,056	119,000
Payments	(12,954)	(13,189)
Asset write-offs and other	(46,874)	(27,185)
Ending balance	44,230	51,061	64,379
2023 Plan | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	51,061	64,379
Restructuring charges	6,123	(129)
Payments	(12,954)	(13,189)
Asset write-offs and other	0	0
Ending balance	44,230	51,061	64,379
2023 Plan | Asset Write-Offs
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Restructuring charges	24,010	11,658
Payments	0	0
Asset write-offs and other	(24,010)	(11,658)
Ending balance	0	0	0
2023 Plan | Other
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Restructuring charges	22,864	15,527
Payments	0	0
Asset write-offs and other	(22,864)	(15,527)
Ending balance	0	0	$ 0
2025 Plan
Restructuring Reserve [Roll Forward]
Beginning balance	0
Restructuring charges	107,084
Payments	(59,971)
Ending balance	47,113	0
2025 Plan | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	0
Restructuring charges	23,983
Payments	(7,261)
Ending balance	16,722	0
2025 Plan | Asset Write-Offs
Restructuring Reserve [Roll Forward]
Beginning balance	0
Restructuring charges	59,068
Payments	(48,574)
Ending balance	10,494	0
2025 Plan | Other
Restructuring Reserve [Roll Forward]
Beginning balance	0
Restructuring charges	24,033
Payments	(4,136)
Ending balance	$ 19,897	$ 0